Prepaid charter revenue, detail 2 (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014
Prepaid Charter Revenue [Abstract]
Future Amortization Expense, Year One	$ 9,418
Future Amortization Expense, Year Two	$ 2,731